Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 30,014	$ 27,959	$ 26,908
Additions	19,007	13,279	11,295
Depreciation	(12,965)	(11,224)	(10,244)
Balance at end of period	36,056	30,014	27,959
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	25,592	23,782
Balance at end of period	32,843	25,592	23,782
Midstream assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,136	3,801
Balance at end of period	1,785	3,136	3,801
Buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,286	376
Balance at end of period	$ 1,428	$ 1,286	$ 376